Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capitalized contract cost	$ 2,517
Amortization of contract cost	2,710	$ 1,590	$ 0
Impairment of contract cost assets	0	0	0
Contract liability
Contract liability	26,917	15,025	2,770
Refund liability	284	121	45
Deposits from students	13	21	59
Deferred revenues	27,214	15,167	$ 2,874
Revenue recognized from contract with customer liability	12,838
Revenue recognized from performance obligations satisfied		$ 0
Remaining performance obligation amount	$ 26,917
Minimum
Obligation term	2 months
Maximum
Obligation term	28 months